Bank Borrowings (Details)		12 Months Ended
	Aug. 03, 2021 HKD ($)	Nov. 30, 2024 HKD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2023 HKD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2024 USD ($)
Bank Borrowings [Line Items]
Borrow from hong kong financial institution		$ 2,493,447		$ 2,954,165		$ 320,474
Bears annual interest rate	2.75%
Interest rate percentage		3.125%	3.125%
Loan principals		$ 460,717	$ 59,214	453,593	$ 75,242
Bank loans interest		$ 101,711	$ 13,073	$ 108,259	$ 97,167
Hong Kong [Member]
Bank Borrowings [Line Items]
Borrow from hong kong financial institution	$ 3,483,000
Minimum [Member]
Bank Borrowings [Line Items]
Interest rate percentage				2.75%
Maximum [Member]
Bank Borrowings [Line Items]
Interest rate percentage				3.625%